Shareholder Report, Holdings (Details) - MP63 Fund	Feb. 28, 2025
The Travlers Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
R T X [Member]
Holdings [Line Items]
Percent of Total Investments	3.02%
Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Waste Mangement [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Alphabet [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
Caterpillar [Member]
Holdings [Line Items]
Percent of Total Investments	2.44%
Pay Chex [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Qual Comm [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
R P M [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.15%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	10.36%
Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.75%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.45%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.81%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.37%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%